Other current and Long Term liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current And Long Term Liabilities [Line Items]
R&D credit tax financing short term	$ 7,121	$ 0
Funding from partner GSK short term	679	669
Employee service award provision short term	285	263
Provision for retirement indemnity short term	153	0
Other	71	0
Valued-added tax payable	1	201
Total Other current liabilities	$ 8,310	$ 1,133